November 13, 2007



Securities and Exchange Commission
450 Fifth Street Northwest
Washington, D.C.  20549-1004

RE: AEI REAL ESTATE FUND XVII LIMITED PARTNERSHIP
    FILE NO. 0-17467


TO WHOM IT MAY CONCERN:

   Pursuant to the requirements of the Securities Exchange Act of 1934, we are transmitting herewith the attached Form 10QSB for AEI Real Estate Fund XVII Limited Partnership Commission File number: 0-17467.


Sincerely,

AEI Fund Managment
Patrick W. Keene
Chief Financial Officer